Stockholders' Equity and Regulatory Capital (Tables)	12 Months Ended
Jun. 30, 2021
Stockholders’ Equity and Regulatory Capital [Abstract]
Schedule of regulatory capital
	Actual		Minimum Requirement For Capital Adequacy Purposes
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Risk-based capital:
Common Equity Tier 1 capital ratio	$51,349	27.5%	$8,408	4.5%
Tier 1 (core) capital ratio	$51,349	27.5	$11,211	6.0
Total capital ratio	$51,349	27.5	$14,947	8.0

Leverage capital:
Tier 1 leverage capital to average assets	$51,349	15.4	$13,378	4.0

	Actual		Minimum Requirement For Capital Adequacy Purposes
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Risk-based capital:
Common Equity Tier 1 capital ratio	$50,962	26.1%	$8,305	4.5%
Tier 1 (core) capital ratio	$50,962	26.1	$11,073	6.0
Total capital ratio	$50,962	26.1	$14,764	8.0

Leverage capital:
Tier 1 leverage capital to average assets	$50,962	15.7	$13,220	4.0

Schedule of banks’ regulatory capital
	Actual		Minimum Requirement For Capital Adequacy Purposes
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Community Bank Leverage Ratio:
First Federal Savings and Loan Association of Hazard	$18,376	20.9%	$7,021	8.0%
First Federal Savings Bank of Kentucky	$30,276	12.3	$19,734	8.0

	Actual		Minimum Requirement For Capital Adequacy Purposes
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Community Bank Leverage Ratio:
First Federal Savings and Loan Association of Hazard	$18,256	21.9%	$3,740	8.0%
First Federal Savings Bank of Kentucky	$29,898	12.1	$15,153	8.0